October 7, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Aberdeen Investment Funds (the “Registrant”)
File Nos. (033-47507) and (811-06652)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information that mirrors the risk/return summary information in the prospectus supplement dated September 23, 2020 for Aberdeen Select International Equity Fund (Accession No. 0001104659-20-107803).

Please do not hesitate to contact the undersigned at (617) 662-3968 or Jay Baris at (212) 839-8600 from Sidley Austin LLP, counsel to the Registrant, with any questions or comments concerning this filing.

Sincerely,

/s/ Rebecca D. Gilding
Rebecca D. Gilding
Secretary of Aberdeen Investment Funds

cc:  Lucia Sitar

Jay G. Baris